Notes payable - Schedule of interest expense by credit facility (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes payable
Stated interest expense	$ 46,456	$ 44,743
Amortization of debt discount/premium and deferred financing fees	7,064	8,449
Interest expense	53,520	53,192
Interest expense on deferred consideration, total	3,000
Interest expense on deferred consideration	2,436	$ 5,913
Interest expense on deferred consideration, monthly installments	$ 500
Senior Secured Notes – 2026
Notes payable
Effective interest rate	9.30%	9.33%
Stated interest expense	$ 36,687	$ 36,750
Amortization of debt discount/premium and deferred financing fees	5,193	4,805
Interest expense	$ 41,880	$ 41,555
Senior Secured Notes – 2027
Notes payable
Effective interest rate	10.69%
Stated interest expense	$ 6,263
Amortization of debt discount/premium and deferred financing fees	311
Interest expense	$ 6,574
Bloom Notes – 2025
Notes payable
Effective interest rate	10.36%	10.35%
Stated interest expense	$ 127	$ 2,440
Amortization of debt discount/premium and deferred financing fees	200	3,644
Interest expense	$ 327	$ 6,084
Bloom Notes – 2024
Notes payable
Effective interest rate	10.00%	10.00%
Stated interest expense	$ 78	$ 3,027
Amortization of debt discount/premium and deferred financing fees	0	0
Interest expense	$ 78	$ 3,027
Amended Needham LOC
Notes payable
Effective interest rate	7.99%	7.99%
Stated interest expense	$ 1,196	$ 34
Amortization of debt discount/premium and deferred financing fees	1,261	0
Interest expense	$ 2,457	$ 34
ABL Facility – EWB
Notes payable
Effective interest rate	6.00%	6.00%
Stated interest expense	$ 730	$ 607
Amortization of debt discount/premium and deferred financing fees	99	0
Interest expense	$ 829	$ 607
Other notes payable - BHH Note
Notes payable
Effective interest rate	15.00%	14.79%
Stated interest expense	$ 841	$ 1,128
Amortization of debt discount/premium and deferred financing fees	0	0
Interest expense	$ 841	$ 1,128
Seller notes payable - Scottsdale Note
Notes payable
Effective interest rate	5.00%	5.00%
Stated interest expense	$ 215	$ 239
Amortization of debt discount/premium and deferred financing fees	0	0
Interest expense	215	239
Other notes payable - miscellaneous
Notes payable
Stated interest expense	124	12
Amortization of debt discount/premium and deferred financing fees	0	0
Interest expense	$ 124	$ 12
Other notes payable - VOWL Note
Notes payable
Effective interest rate	4.25%	5.90%
Stated interest expense	$ 99	$ 183
Amortization of debt discount/premium and deferred financing fees	0	0
Interest expense	$ 99	$ 183
Other notes payable - NGC Note
Notes payable
Effective interest rate	12.00%	12.00%
Stated interest expense	$ 96	$ 100
Amortization of debt discount/premium and deferred financing fees	0	0
Interest expense	$ 96	$ 100
Seller notes payable - Phyto Note
Notes payable
Effective interest rate		7.50%
Stated interest expense		$ 223
Amortization of debt discount/premium and deferred financing fees		0
Interest expense		$ 223